TAXES ON INCOME (TAX BENEFIT) (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Benefit Expenses [Line Items]
Net (loss) income before taxes	$ (3,080)	$ (5,084)	$ 7,657
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax	(816)	(1,271)	1,914
Change in taxes resulting from effect of ''Privileged Enterprise” status	(770)	(207)	(1,238)
Change in taxes resulting from taxation in foreign jurisdictions	876	64	(374)
Non-deductible expenses	985	797	168
Change in valuation allowance	(319)	(40)	(319)
Other	(4)	(267)	18
Total difference between reported income tax expense (benefit) and expected income tax expense (benefit)	768	347	(1,745)
Actual tax (benefit) expense	$ (48)	$ (924)	$ 169